RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Current	¥ 563,986	$ 86,683	¥ 518,494